GMO TRUST Supplement dated December 6, 2011 to GMO Trust Prospectus and Statement of Additional Information, each dated June 30, 2011
GMO U.S. Small/Mid Cap Value Fund

GMO U.S. Small/Mid Cap Value Fund

Effective January 16, 2012, GMO U.S. Small/Mid Cap Value Fund is renamed “GMO U.S. Small/Mid Cap Fund” and the first paragraph of the section captioned “Principal investment strategies” on page 16 of the Prospectus is amended and restated as follows:

The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Index.

Effective January 16, 2012, the Fund’s benchmark is the Russell 2500 Index. The Russell 2500 Index is an independently maintained and widely published index that measures the performance of the small to mid-cap segment of the U.S. equity universe. The Russell 2500 is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

GMO U.S. Small/Mid Cap Growth Fund

GMO U.S. Small/Mid Cap Growth Fund

The Board of Trustees of GMO Trust has approved the liquidation of GMO U.S. Small/Mid Cap Growth Fund. It is expected that GMO U.S. Small/Mid Cap Growth Fund will be liquidated on or about January 31, 2012. You may redeem from the Fund at any time, but if you are still a shareholder of the Fund on the date that the Fund is liquidated, your investment in the Fund will be liquidated and the proceeds will be transmitted to you.